Shareholder Report, Line Graph (Details) DFFZ_DFA MN Municipal Bond Portfolio_Institutional_TSR Annual {Institutional} - USD ($)										12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Jul. 25, 2017	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name										DFA MN Municipal Bond Portfolio – Institutional
Accumulated Value	$ 10,757	$ 10,361	$ 10,140	$ 10,497	$ 10,516	$ 10,297	$ 9,856	$ 9,972	$ 10,000	$ 11,048
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P National AMT-Free Municipal Bond Index
Accumulated Value	11,524	10,528	10,277	11,590	11,282	10,917	9,990	10,063	10,000	$ 11,958
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P Intermediate Term National AMT-Free Municipal Bond Index
Accumulated Value	$ 11,462	$ 10,666	$ 10,420	$ 11,381	$ 11,151	$ 10,796	$ 9,978	$ 10,044	$ 10,000	$ 11,972